LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Commercial Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Subsidiary's outstanding payment plan insured by third party (in hundredths)	94.70%
Subsidiary's payment outstanding payment plan 2, insured by third party (in hundredths)	5.10%
Credit scores by loan class for mortgage and installment segments [Abstract]
Accrued interest included in total	$ 4,829		$ 5,831
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	80,193		103,669
Payment Plan Receivable, Partial Refund	4,315		10,922
Payment Plan Receivable, Other	184		427
Total	84,692		115,018
Commercial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	523,880		510,415
Watch 7-8	57,507		89,642
Substandard Accrual 9	22,810		24,520
Non Accrual 10-11	14,753		28,762
Total	618,950		653,339
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	183,530		201,655
Watch 7-8	27,096		52,438
Substandard Accrual 9	6,555		5,785
Non Accrual 10-11	5,611		13,788
Total	222,792		273,666
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	32,784		33,515
Watch 7-8	3,457		9,421
Substandard Accrual 9	2,959		4,800
Non Accrual 10-11	4,062		6,990
Total	43,262		54,726
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	307,566		275,245
Watch 7-8	26,954		27,783
Substandard Accrual 9	13,296		13,935
Non Accrual 10-11	5,080		7,984
Total	352,896		324,947
Commercial [Member] | Accrued interest included in total [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	1,417		1,677
Watch 7-8	163		381
Substandard Accrual 9	112		126
Non Accrual 10-11	0		0
Total	1,692		2,184
Mortgage [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	43,614	[1]	54,233	[1]
750-799	147,054	[1]	165,077	[1]
700-749	113,924	[1]	124,668	[1]
650-699	85,565	[1]	86,921	[1]
600-649	51,868	[1]	61,278	[1]
550-599	39,344	[1]	45,443	[1]
500-549	24,108	[1]	36,662	[1]
Under 500	12,352	[1]	14,424	[1]
Unknown	11,902	[1]	4,915	[1]
Total	529,731	[1]	593,621	[1]
Accrued interest included in total	2,391	[1]	2,745	[1]
Mortgage [Member] | 1-4 Family [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	19,638	[1]	26,509	[1]
750-799	62,419	[1]	63,746	[1]
700-749	59,594	[1]	55,047	[1]
650-699	57,584	[1]	54,579	[1]
600-649	31,465	[1]	40,977	[1]
550-599	27,739	[1]	29,732	[1]
500-549	20,243	[1]	28,573	[1]
Under 500	9,470	[1]	12,434	[1]
Unknown	6,185	[1]	4,082	[1]
Total	294,337	[1]	315,679	[1]
Accrued interest included in total	1,319	[1]	1,404	[1]
Mortgage [Member] | Resort Lending [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	15,430	[1]	17,345	[1]
750-799	67,094	[1]	76,381	[1]
700-749	41,860	[1]	53,210	[1]
650-699	17,685	[1]	21,579	[1]
600-649	12,317	[1]	12,750	[1]
550-599	7,887	[1]	10,698	[1]
500-549	1,212	[1]	3,716	[1]
Under 500	1,637	[1]	565	[1]
Unknown	5,271	[1]	579	[1]
Total	170,393	[1]	196,823	[1]
Accrued interest included in total	750	[1]	928	[1]
Mortgage [Member] | Home Equity Line of Credit - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,031	[1]	4,062	[1]
750-799	4,758	[1]	8,058	[1]
700-749	3,293	[1]	4,280	[1]
650-699	2,309	[1]	2,854	[1]
600-649	3,311	[1]	2,485	[1]
550-599	964	[1]	1,547	[1]
500-549	656	[1]	1,615	[1]
Under 500	456	[1]	539	[1]
Unknown	258	[1]	80	[1]
Total	19,036	[1]	25,520	[1]
Accrued interest included in total	91	[1]	123	[1]
Mortgage [Member] | Home Equity Line of Credit - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	5,515	[1]	6,317	[1]
750-799	12,783	[1]	16,892	[1]
700-749	9,177	[1]	12,131	[1]
650-699	7,987	[1]	7,909	[1]
600-649	4,775	[1]	5,066	[1]
550-599	2,754	[1]	3,466	[1]
500-549	1,997	[1]	2,758	[1]
Under 500	789	[1]	886	[1]
Unknown	188	[1]	174	[1]
Total	45,965	[1]	55,599	[1]
Accrued interest included in total	231	[1]	290	[1]
Installment [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	26,505	[1]	28,828	[1]
750-799	62,896	[1]	70,199	[1]
700-749	38,763	[1]	41,649	[1]
650-699	27,557	[1]	31,870	[1]
600-649	15,383	[1]	18,388	[1]
550-599	9,558	[1]	11,499	[1]
500-549	5,393	[1]	9,360	[1]
Under 500	2,892	[1]	3,455	[1]
Unknown	1,648	[1]	5,213	[1]
Total	190,595	[1]	220,461	[1]
Accrued interest included in total	746	[1]	902	[1]
Installment [Member] | Home Equity Installment - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,909	[1]	5,466	[1]
750-799	7,394	[1]	11,651	[1]
700-749	4,884	[1]	6,899	[1]
650-699	5,925	[1]	7,144	[1]
600-649	4,360	[1]	4,943	[1]
550-599	3,226	[1]	3,435	[1]
500-549	1,722	[1]	3,021	[1]
Under 500	760	[1]	1,160	[1]
Unknown	205	[1]	83	[1]
Total	32,385	[1]	43,802	[1]
Accrued interest included in total	137	[1]	176	[1]
Installment [Member] | Home Equity Installment - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,265	[1]	5,047	[1]
750-799	11,300	[1]	16,475	[1]
700-749	8,826	[1]	10,693	[1]
650-699	7,164	[1]	8,407	[1]
600-649	4,214	[1]	5,412	[1]
550-599	2,716	[1]	3,221	[1]
500-549	1,403	[1]	3,145	[1]
Under 500	1,195	[1]	854	[1]
Unknown	103	[1]	34	[1]
Total	40,186	[1]	53,288	[1]
Accrued interest included in total	157	[1]	208	[1]
Installment [Member] | Loans Not Secured By Real Estate [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	19,293	[1]	18,245	[1]
750-799	43,740	[1]	41,501	[1]
700-749	24,267	[1]	23,174	[1]
650-699	13,758	[1]	15,646	[1]
600-649	6,442	[1]	7,599	[1]
550-599	3,428	[1]	4,573	[1]
500-549	2,154	[1]	3,011	[1]
Under 500	895	[1]	1,391	[1]
Unknown	1,322	[1]	5,037	[1]
Total	115,299	[1]	120,177	[1]
Accrued interest included in total	429	[1]	489	[1]
Installment [Member] | Others 2 [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	38	[1]	70	[1]
750-799	462	[1]	572	[1]
700-749	786	[1]	883	[1]
650-699	710	[1]	673	[1]
600-649	367	[1]	434	[1]
550-599	188	[1]	270	[1]
500-549	114	[1]	183	[1]
Under 500	42	[1]	50	[1]
Unknown	18	[1]	59	[1]
Total	2,725	[1]	3,194	[1]
Accrued interest included in total	23	[1]	29	[1]
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		118
Payment Plan Receivable, Other	110		7
Total	110		125
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	24,825		32,461
Payment Plan Receivable, Partial Refund	3,916		165
Payment Plan Receivable, Other	0		269
Total	28,741		32,895
AM Best Rating, A Minus Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	19,310		27,056
Payment Plan Receivable, Partial Refund	399		10,639
Payment Plan Receivable, Other	0		0
Total	19,709		37,695
AM Best Rating, B+ Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	56		1,390
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	56		1,390
AM Best Rating, B Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	0		0
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	36,002		42,762
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	74		151
Total	$ 36,076		$ 42,913

[1]	Credit scores have been updated within the last twelve months.